Annual Total Returns- Janus Henderson Global Research Fund (Class A C S I N R T Shares) [BarChart] - Class A C S I N R T Shares - Janus Henderson Global Research Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.59%)	16.76%	24.21%	7.25%	(2.30%)	1.90%	26.75%	(6.98%)	28.78%	20.06%